Prepaid Expenses and Other Current Assets, Net (Details) ¥ in Thousands				12 Months Ended
		Mar. 22, 2024 shares	Dec. 29, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Aug. 25, 2023 USD ($)	Aug. 17, 2021 CNY (¥)
Prepaid Expenses and Other Current Assets, Net [Line Items]
Invested equity interest	[1]			¥ 30,000		¥ 30,000	$ 4,290,000
Shares units (in Dollars) | $								$ 1,300,000
Allowance amount				¥ 30,000	$ 16,335
Tianjing Yieryi Technology Co., Ltd (“TJ YEY”) [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Invested equity interest									¥ 30,000
Equity interest, percentage									12.00%
Equity interest purchased			¥ 30,000
Ordinary Shares [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Ordinary shares issued (in Shares) | shares		2,969,114		403,089	995,118

[1]	The Company invested RMB30,000 in Yieryi for its 12% equity interest on August 17, 2021. As part of the Framework Agreement signed on December 29, 2021, one of the shareholders of Yieryi bought such equity interest back from the Company for RMB30,000. On August 25, 2023, such shareholder and his related party pledged their ownership of 1.3 million ordinary shares of the Company to ensure the recoverability of the receivable balance. On March 22, 2024, such shareholder and his related party further pledged their ownership of 2,969,114 ordinary shares of the Company to ensure the recoverability of the receivable balance. The Company made full allowance of RMB30,000 in the year ended December 31, 2024, due to uncertainty of collectability.